S000090419 [Member] Investment Objectives and Goals - JPMorgan International Hedged Equity Laddered Overlay ETF	Feb. 21, 2025
Prospectus [Line Items]
Risk/Return [Heading]	JPMorgan International Hedged Equity Laddered Overlay ETF Ticker: HOLA
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.